RICHARD FEINER
                                 Attorney at Law
                        381 Park Avenue South, Suite 1601
                            New York, New York 10016
                 ---------------------------------------------
                             Tel. No. (212) 779-8600
                             Fax. No. (212) 779-8858
                         E-Mail: Rfeiner@Silverfirm.com

                                                                January 25, 2006

H. Roger Schwall
Assistant Director
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:   Capital Gold Corporation
            Registration Statement on Form SB-2, SEC File No.  333-129939
            -------------------------------------------------  ----------

Dear Mr. Schwall:

I am counsel to Capital Gold Corporation (the "Company"). Today, the Company filed with the Commission Amendment No. 1 to its Registration Statement on Form SB-2 ("SB-2/A).

The Company hereby responds to the comments contained in your December 19, 2005 comment letter. Response numbers correspond to the comment numbers in your letter. The Company also will provide the Staff with courtesy copies of the SB-2/A, marked to show the changes from the original registration statement.

Form SB-2

Selling Stockholders

1. No additional disclosure has been added in response to the comment. Only one selling stockholder, Standard Bank Plc., has informed the Company that it is affiliated with a registered broker dealer. Standard Bank Plc. is affiliated with Standard New York Securities Inc., a member of the NASD. Standard Bank Plc. has represented to the Company that it acquired its Company securities in the ordinary course of business and, at the time of the purchase of the securities to be resold, it had no agreements or understandings, directly or indirectly, with any person to distribute the shares.

Securities and Exchange Commission
January 25, 2006

Page - 2


Closing Comments
----------------

The Closing Comments are duly noted.

                                Very truly yours,

                                /s/Richard Feiner
                                ---------------------
                                Richard Feiner

cc:      Capital Gold Corporation